SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of condensed financial statement balances and amounts of Company's VIEs (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 182,551		¥ 117,320	¥ 122,149	$ 28,646
Restricted cash	2,016		2,000		316
Amounts due from related parties	37,017		542		5,809
Accounts receivable, net	315,895		109,910
Prepaid expenses and other current assets	62,255		61,289		9,769
Deferred tax assets , net	48,456		40,935		7,604
Property and equipment , net	9,100		19,449		1,428
Right-of-use assets	35,507		6,926		5,572
Other long-term assets	1,242				195
TOTAL ASSETS	971,432		525,372		152,439
Payroll and welfare payables	56,056		58,288		8,796
Amounts due to related parties	4,485		8,785		704
Tax payables	409,063		279,383		64,191
Accrued expenses and other current liabilities	118,808		70,954		18,644
Other payable related to the disposal of Shanghai Caiyin	322,028		566,532		50,533
Lease liabilities	35,243		5,195		5,530
TOTAL LIABILITIES	945,683		989,137		$ 148,398
Net revenue	1,780,490	$ 279,398	1,300,160	2,230,176
Operating income (expense)	431,956	67,783	302,107	534,669
Net income	472,086	74,081	252,883	527,747
Net cash provided by (used in) operating activities	184,540	28,959	(35,505)	26,291
Net cash used in investing activities	(126,222)	(19,807)	33,226	(234,178)
Net cash used in financing activities	9,938	$ 1,560	10,595	244,674
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Cash and cash equivalents	14,759		12,469
Restricted cash	2,016		2,000
Amounts due from related parties	504		3
Accounts receivable, net	30,846		9
Prepaid expenses and other current assets	39,109		29,676
Deferred tax assets , net	24,615		17,010
Property and equipment , net	2,372		3,582
Right-of-use assets	24,430		341
Other long-term assets	1,103
TOTAL ASSETS	139,754		65,090
Payroll and welfare payables	28,057		21,755
Amounts due to related parties	4,485		4,559
Tax payables	272,964		232,730
Accrued expenses and other current liabilities	46,675		24,118
Other payable related to the disposal of Shanghai Caiyin	322,028		566,532
Lease liabilities	24,752		170
TOTAL LIABILITIES	698,961		849,864
Net revenue	680,790		624,868	2,151,165
Operating income (expense)	(15,802)		230,415	583,741
Net income	89,149		254,283	571,227
Net cash provided by (used in) operating activities	98,486		(40,071)	19,465
Net cash used in investing activities	¥ (96,180)		¥ (62)	(35,505)
Net cash used in financing activities				¥ (12,299)